LOANS AND FINANCING - Schedule of Loans and Financing (Details) R$ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026 BRL (R$)	Jun. 30, 2025 BRL (R$)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 BRL (R$)	Jun. 30, 2025 BRL (R$)	Mar. 31, 2026 Rate	Dec. 31, 2025 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period | R$				R$ 23,059,604
Funding (–) costs | R$				7,585,925
Payment of principal | R$				(7,975,896)
Interest payment | R$				(274,654)
Conversion into shares | R$				(10,298,881)
GUC | R$	R$ 0	R$ 0		(800,145)	R$ 0
Restructuring effect | R$				108,074
Interest | R$				(715,156)
Foreign currency exchange | R$				(934,329)
Amortized cost | R$				129,485
Balance at the end of the period | R$	9,884,027			9,884,027
Current | R$	1,347,728			1,347,728			R$ 13,783,259
Non-current | R$	R$ 8,536,299			8,536,299			R$ 9,276,345
Exit notes
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a. | Rate						9.90%
United States of America, Dollars
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period			$ 21,693,348
Funding (–) costs			7,255,925
Payment of principal			(7,952,820)
Interest payment			(230,232)
Conversion into shares | R$				(10,298,881)
GUC | R$				(566,078)
Restructuring effect | R$				R$ (293,300)
Interest			(331,547)
Foreign currency exchange			(934,329)
Amortized cost			129,485
Balance at the end of the period			8,471,571
United States of America, Dollars | Senior notes – 2026
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	0.00%			0.00%
Effective rate p.a.	0.00%			0.00%
Balance in the beginning of the period			187,585
Funding (–) costs			0
Payment of principal			(2,336)
Interest payment			0
Conversion into shares | R$				R$ 0
GUC | R$				(168,193)
Restructuring effect | R$				R$ 0
Interest			(7,049)
Foreign currency exchange			(10,304)
Amortized cost			297
Balance at the end of the period			0
United States of America, Dollars | Senior notes – 2028
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	0.00%			0.00%
Effective rate p.a.	0.00%			0.00%
Balance in the beginning of the period			19,259
Funding (–) costs			0
Payment of principal			(183)
Interest payment			0
Conversion into shares | R$				R$ 0
GUC | R$				(17,251)
Restructuring effect | R$				R$ 0
Interest			(772)
Foreign currency exchange			(1,053)
Amortized cost			0
Balance at the end of the period			0
United States of America, Dollars | Senior notes – 2029
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	0.00%			0.00%
Effective rate p.a.	0.00%			0.00%
Balance in the beginning of the period			29,246
Funding (–) costs			0
Payment of principal			(280)
Interest payment			0
Conversion into shares | R$				R$ 0
GUC | R$				(26,379)
Restructuring effect | R$				R$ 0
Interest			(981)
Foreign currency exchange			(1,606)
Amortized cost			0
Balance at the end of the period			0
United States of America, Dollars | Senior notes – 2030
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	0.00%			0.00%
Effective rate p.a.	0.00%			0.00%
Balance in the beginning of the period			192,422
Funding (–) costs			0
Payment of principal			(1,493)
Interest payment			0
Conversion into shares | R$				R$ 0
GUC | R$				(174,233)
Restructuring effect | R$				R$ 0
Interest			(6,134)
Foreign currency exchange			(10,562)
Amortized cost			0
Balance at the end of the period			0
United States of America, Dollars | Senior notes 1L – 2028
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	0.00%			0.00%
Effective rate p.a.	0.00%			0.00%
Balance in the beginning of the period			6,348,705
Funding (–) costs			0
Payment of principal			0
Interest payment			0
Conversion into shares | R$				R$ (5,730,235)
GUC | R$				0
Restructuring effect | R$				R$ 87,794
Interest			(564,692)
Foreign currency exchange			(141,572)
Amortized cost			0
Balance at the end of the period			0
United States of America, Dollars | Senior notes 2L – 2029
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	0.00%			0.00%
Effective rate p.a.	0.00%			0.00%
Balance in the beginning of the period			933,400
Funding (–) costs			0
Payment of principal			0
Interest payment			0
Conversion into shares | R$				R$ (845,232)
GUC | R$				0
Restructuring effect | R$				R$ 12,939
Interest			(80,293)
Foreign currency exchange			(20,814)
Amortized cost			0
Balance at the end of the period			0
United States of America, Dollars | Senior notes 2L – 2030
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	0.00%			0.00%
Effective rate p.a.	0.00%			0.00%
Balance in the beginning of the period			2,133,376
Funding (–) costs			0
Payment of principal			0
Interest payment			0
Conversion into shares | R$				R$ (1,941,142)
GUC | R$				0
Restructuring effect | R$				R$ 29,716
Interest			(174,378)
Foreign currency exchange			(47,572)
Amortized cost			0
Balance at the end of the period			0
United States of America, Dollars | DIP – 2026
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	0.00%			0.00%
Effective rate p.a.	0.00%			0.00%
Balance in the beginning of the period			9,594,861
Funding (–) costs			115,359
Payment of principal			(7,509,038)
Interest payment			(192,640)
Conversion into shares | R$				R$ (1,782,272)
GUC | R$				0
Restructuring effect | R$				R$ 0
Interest			192,737
Foreign currency exchange			(533,335)
Amortized cost			114,328
Balance at the end of the period			0
United States of America, Dollars | Exit notes | Feb-31
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	9.90%			9.90%
Effective rate p.a.	10.50%			10.50%
Balance in the beginning of the period			0
Funding (–) costs			7,046,801
Payment of principal			0
Interest payment			0
Conversion into shares | R$				R$ 0
GUC | R$				0
Restructuring effect | R$				R$ 0
Interest			278,006
Foreign currency exchange			(75,467)
Amortized cost			11,912
Balance at the end of the period			7,261,252
United States of America, Dollars | Executed letters of credit | Dec-29
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	3.00%			3.00%
Effective rate p.a.	6.70%			6.70%
Balance in the beginning of the period			1,376,106
Funding (–) costs			20,901
Payment of principal			(74,017)
Interest payment			(14,824)
Conversion into shares | R$				R$ 0
GUC | R$				(179,594)
Restructuring effect | R$				R$ (423,749)
Interest			9,246
Foreign currency exchange			(33,118)
Amortized cost			0
Balance at the end of the period			680,951
United States of America, Dollars | Aircraft, engines and others | Aug-26
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	4.60%			4.60%
Effective rate p.a.	8.20%			8.20%
Balance in the beginning of the period			646,364
Funding (–) costs			0
Payment of principal			(295,416)
Interest payment			(15,811)
Conversion into shares | R$				R$ 0
GUC | R$				0
Restructuring effect | R$				R$ 0
Interest			14,329
Foreign currency exchange			(45,501)
Amortized cost			0
Balance at the end of the period			303,965
United States of America, Dollars | Aircraft, engines and others | March 29
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	2.60%			2.60%
Effective rate p.a.	9.80%			9.80%
Balance in the beginning of the period			220,330
Funding (–) costs			17,584
Payment of principal			(62,460)
Interest payment			(6,370)
Conversion into shares | R$				R$ 0
GUC | R$				0
Restructuring effect | R$				R$ 0
Interest			6,844
Foreign currency exchange			(14,383)
Amortized cost			2,948
Balance at the end of the period			164,493
United States of America, Dollars | Aircraft, engines and others | Dec-26
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	4.70%			4.70%
Effective rate p.a.	4.70%			4.70%
Balance in the beginning of the period			11,694
Funding (–) costs			0
Payment of principal			(7,597)
Interest payment			(587)
Conversion into shares | R$				R$ 0
GUC | R$				(428)
Restructuring effect | R$				R$ 0
Interest			225
Foreign currency exchange			(624)
Amortized cost			0
Balance at the end of the period			2,683
United States of America, Dollars | Aircraft, engines and others | Jul-27
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	11.00%			11.00%
Effective rate p.a.	11.00%			11.00%
Balance in the beginning of the period			0
Funding (–) costs			55,280
Payment of principal			0
Interest payment			0
Conversion into shares | R$				R$ 0
GUC | R$				0
Restructuring effect | R$				0
Interest			1,365
Foreign currency exchange			1,582
Amortized cost			0
Balance at the end of the period			$ 58,227
Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Balance in the beginning of the period | R$				1,366,256
Funding (–) costs | R$				330,000
Payment of principal | R$				(23,076)
Interest payment | R$				(44,422)
Conversion into shares | R$				0
GUC | R$				(234,067)
Restructuring effect | R$				401,374
Interest | R$				(383,609)
Foreign currency exchange | R$				0
Amortized cost | R$				0
Balance at the end of the period | R$	R$ 1,412,456			R$ 1,412,456
Brazil, Brazil Real | Executed letters of credit | Dec-35
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	0.00%			0.00%
Effective rate p.a.	15.70%			15.70%
Balance in the beginning of the period | R$				R$ 669,542
Funding (–) costs | R$				0
Payment of principal | R$				0
Interest payment | R$				0
Conversion into shares | R$				0
GUC | R$				(7,847)
Restructuring effect | R$				401,374
Interest | R$				(412,118)
Foreign currency exchange | R$				0
Amortized cost | R$				0
Balance at the end of the period | R$	R$ 650,951			R$ 650,951
Brazil, Brazil Real | Executed derivatives
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	0.00%			0.00%
Effective rate p.a.	0.00%			0.00%
Balance in the beginning of the period | R$				R$ 38,241
Funding (–) costs | R$				0
Payment of principal | R$				0
Interest payment | R$				0
Conversion into shares | R$				0
GUC | R$				(38,241)
Restructuring effect | R$				0
Interest | R$				0
Foreign currency exchange | R$				0
Amortized cost | R$				0
Balance at the end of the period | R$	R$ 0			R$ 0
Brazil, Brazil Real | Debentures | Feb-31
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.	3.00%			3.00%
Effective rate p.a.	17.60%			17.60%
Balance in the beginning of the period | R$				R$ 658,473
Funding (–) costs | R$				0
Payment of principal | R$				(23,076)
Interest payment | R$				(44,422)
Conversion into shares | R$				0
GUC | R$				(187,979)
Restructuring effect | R$				0
Interest | R$				27,989
Foreign currency exchange | R$				0
Amortized cost | R$				0
Balance at the end of the period | R$	R$ 430,985			R$ 430,985
Brazil, Brazil Real | Working capital | Dec-26
Disclosure of detailed information about borrowings [line items]
Effective rate p.a.	14.20%			14.20%
Balance in the beginning of the period | R$				R$ 0
Funding (–) costs | R$				330,000
Payment of principal | R$				0
Interest payment | R$				0
Conversion into shares | R$				0
GUC | R$				0
Restructuring effect | R$				0
Interest | R$				520
Foreign currency exchange | R$				0
Amortized cost | R$				0
Balance at the end of the period | R$	R$ 330,520			R$ 330,520